Condensed Statements of Operations - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Net Revenues
Operating Expenses
Legal and filing fees	10,330	7,034	11,068	270
Rent	9,477		43,500
General and administrative	58,866	2,000	40,965
Total Operating Expenses	78,673	9,034	95,533	270
Loss from Operations	(78,673)	(9,034)	(95,533)	(270)
Other Income (Expense)
Interest expense	(1,882)		(241)
Total Other Income (Expense)	(1,882)		(241)
Loss before Income Taxes	(80,555)	(9,034)	(95,774)	(270)
Provision for Income Tax
Net Loss	$ (80,555)	$ (9,034)	$ (95,774)	$ (270)
Basic and Diluted Net Loss Per Share	$ (1.45)	$ (0.54)	$ (0.05)	$ (0.00)
Weighted Average Number of Shares Outstanding - Basic and Diluted	55,674	16,600	1,750,860	1,660,038